Reconciliation of Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Schedule of Effective Tax Rate Reconciliation [Line Items]
Income before taxes	$ 30,447	$ 27,461	$ 17,361
Income tax expense computed at applicable tax rates of 25%	7,612	6,865	4,340
Effect of different tax rates in different jurisdictions	614	357	440
Non-deductible expenses	120	94	75
Effect of tax holidays	(3,001)	(2,888)	(1,740)
Effect of valuation allowances	59	33	194
Effect of tax rate changes			237
Withholding tax on undistributed earnings	507	373	251
Income tax reversal	(37)	(782)
Income Tax Expense, Total	$ 5,874	$ 4,052	$ 3,797
Effective income tax rate	19.29%	14.76%	21.87%